Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 491,347		$ 372,585	$ 2,500
Repayment to related parties	107,809
Cash advance from related parties	$ 251,924	23,108	$ 210,017	$ 2,500
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo		Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties	$ 104,934		$ 24,052
Repayment to related parties	57,485
Cash advance from related parties	$ 139,290
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description	Company controlled by Qing Zuo		Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties	$ 59,902		$ 64,008
Repayment to related parties	$ 4,274
Qing Zuo [Member]
Related party description	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018		Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties	$ 35,245		$ 33,473
Cash advance from related parties	$ 1,730
Junze Zhang [Member]
Related party description	Shareholder and director of the Company		Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties	$ 255,326		$ 182,093
Cash advance from related parties	$ 105,674		$ 182,093
Mengling Zhang [Member]
Related party description	General manager of ZDSE		General manager of ZDSE	General manager of ZDSE
Amount due to related parties			$ 36,519
Repayment to related parties	46,050
Cash advance from related parties	$ 1,730
Zihua Wu [Member]
Related party description	Director of the Company		Director of the Company	Director of the Company
Amount due to related parties	$ 35,940		$ 32,440
Cash advance from related parties	$ 3,500	$ 23,108	$ 27,924	$ 2,500